Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
ACCOUNTING POLICIES
Property, plant and equipment

a)    Property, plant and equipment

Property, plant and equipment are measured at acquisition cost, net of accumulated depreciation and any impairment losses they may have experienced. In addition to the price paid to acquire each item, the cost also includes, where applicable, the following:

-

Financing expenses accrued during the construction period that are directly attributable to the acquisition, construction, or production of qualified assets, which require a substantial period of time before being ready for use such as, for example, electricity generation or distribution facilities. The Group defines “substantial period” as one that exceeds 12 months. The interest rate used is that of the specific financing or, if none exists, the weighted average financing rate of the company carrying out the investment (see Note 17.4.a).

-	Employee expenses directly related to construction in progress (see Note 17.4.b).
-

Future disbursements that the Group will have to make to close their facilities are incorporated into the value of the asset at fair value, recording in the accounting the corresponding provision for dismantling or restoration. The Group reviews its estimate of these future disbursements on a yearly basis, increasing or decreasing the value of the asset based on the results of this estimate (see Note 23).

Items for construction work in progress are transferred to operating assets once the testing period has been completed and they are available for use, at which time depreciation begins.

Expansion, modernization or improvement costs that represent an increase in productivity, capacity or efficiency, or a longer useful life are capitalized as increasing the cost of the corresponding assets.

The replacement or overhaul of entire components that increase the asset’s useful life or economic capacity are recognized as an increase in cost for the respective assets, derecognizing the replaced or overhauled components.

Expenditures for periodic maintenance, conservation and repair are recognized directly as an expense for the period in which they are incurred.

The Group, based on the outcome of impairment testing performed as explained in Note 3.d, considers that the carrying amount of assets does not exceed their recoverable amount.

Property, plant and equipment, net of its residual value, is depreciated by distributing the cost of the different items that comprise it on a straight-line basis over its estimated useful life, which is the period during which the Group companies expect to use the assets. Useful life estimates and residual values are reviewed on an annual basis and if appropriate, adjusted prospectively.

The following are the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful lives
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property, plant and equipment	Years of estimated useful lives
Generating facilities:
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Coal / fuel plants	20 – 40
Combined cycle plants	10 – 25
Renewable energy power plants	20
Natural gas transport facilities:
Pipelines	20

Land is not depreciated since it has an indefinite useful life.

Gains or losses that arise from the sale or disposal of items of property, plant, and equipment are recognized as “Other gains (losses)” in the comprehensive income statement and are calculated by deducting the net carrying amount of the asset and any sales costs from the consideration received in the sale.

Goodwill

b)    Goodwill

Goodwill arising from business combinations, and reflected upon consolidation, represents the excess value of the consideration paid plus the amount of any non-controlling interests over the Group’s share of the net value of the assets acquired and liabilities assumed, measured at fair value at the acquisition date. If the accounting for a business combination is completed within the following year after the acquisition date, and so is the goodwill determination, the entity recognizes the corresponding adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date (see Note 2.7.1).

Goodwill arising from acquisition of companies with functional currencies other than the Chilean peso is measured in the functional currency of the acquired company and translated to Chilean pesos using the exchange rate effective as of the date of the statement of financial position.

Goodwill is not amortized; instead, at the end of each reporting period or when there are indicators that an impairment might have occurred, the Company estimates whether any impairment loss has reduced its recoverable amount to an amount less than the carrying amount and, if so, it impairment loss is immediately recognized in profit or loss (see Note 3.d).

Intangible assets other than goodwill

c)    Intangible assets other than goodwill

Intangible assets are initially recognized at their acquisition cost or production cost, and are subsequently measured at their cost, net of their accumulated amortization and impairment losses they may have experienced.

Intangible assets are amortized on a straight line basis during their useful lives, starting from the date when they are ready for use, except for those with an indefinite useful life, which are not amortized. As of December 31, 2018 and 2017, there are no significant amounts in intangible assets with an indefinite useful life.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal.

Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

The criteria for recognizing these assets’ impairment losses and, if applicable, recovery of impairment losses recorded in previous periods are explained in Note 3.d below.

c.1) Research and development expenses

The Group recognizes the costs incurred in a project’s development phase as intangible assets in the statement of financial position as long as the project’s technical feasibility and future economic benefits have been demonstrated.

Expenditures on research activities are recognized as an expense in the period in which they are incurred.

c.2) Other intangible assets

Other intangible assets correspond to computer software, water rights, and easements. They are initially recognized at acquisition or production cost and are subsequently measured at cost less accumulated amortization and impairment losses, if any.

Computer software is amortized (on average) over four years. Easements and water rights have indefinite useful lives and, therefore, are not amortized.

Impairment of non-financial assets

d)    Impairment of non-financial assets

During the period, and principally at the end of each reporting period, the Company evaluates whether there is any indication that an asset has been impaired. If any such indication exists, the Company estimates the recoverable amount of that asset to determine the amount of the impairment loss. In the case of identifiable assets that do not generate cash flows independently, the Company estimates the recoverable amount of the Cash Generating Unit (CGU) to which the asset belongs, which is understood to be the smallest identifiable group of assets that generates independent cash inflows.

Notwithstanding the preceding paragraph, in the case of CGUs to which goodwill or intangible assets with indefinite useful lives have been allocated, a recoverability analysis is performed routinely at each period end.

Recoverable amount is the higher of fair value less costs of disposal and value in use, which is defined as the present value of the estimated future cash flows. In order to calculate the recoverable amount of Property, plant, and equipment, as well as of goodwill, and intangible assets, the Company uses value-in-use criteria in practically all cases.

To estimate value in use, the Group prepares future pre-tax cash flow projections based on the most recent budgets available. These budgets incorporate management’s best estimates of a CGUs’ revenue and costs using sector projections, past experience and future expectations.

In general, these projections cover the next five years, estimating cash flows for subsequent years by applying reasonable growth rates which, in no case, are increasing rates nor exceed the average long-term growth rates for the particular sector and country in which the Group operates. As of December 31, 2018 future cash flows projections were extrapolated using the growth rate 3.1%.

Future cash flows are discounted to calculate their present value at a pre-tax rate that covers the cost of capital for the business activity and the geographic area in which it is being carried out. The time value of money and risk premiums generally used among analysts for the business activity and the geographic zone are taken into account to calculate the pre-tax rate. As of December 31, 2018, the Group applied the pre-tax discount rate 10.6%, expressed in nominal terms.

If the recoverable amount of the CGU is estimated to be less than its carrying amount, an impairment loss is recognized in the consolidated statement of comprehensive income in the line item “Reversal of impairment loss (impairment loss) recognized in profi or loss”. The impairment is first allocated to reduce the carrying amount of any goodwill allocated to the CGU, and then on a pro rata basis to the other carrying amount of each asset in the unit. The carrying amount of an asset is not reduced below the highest of fair value less costs of disposal, its value in use; or zero.

Impairment losses recognized for an asset (other than goodwill) in prior periods are reversed when there are indications that the impairment loss no longer exists or may have decreased, thus increasing the asset’s carrying amount with a credit to earnings. The increase in the asset’s carrying amount shall not exceed that carrying amount that would have been determined had no impairment loss been recognized for the asset. Goodwill impairment losses are not reversed in subsequent periods.

Leases

e)    Leases

In order to determine whether an arrangement is, or contains, a lease, the Group assesses the economic substance of the agreement, in order to determine whether fulfillment of the arrangement depends on the use of a specific asset and whether the agreement conveys the right to use an asset. If both conditions are met, at the inception of the arrangement the Group separates the payments and other considerations relating to the lease, at their fair values, from those corresponding to other components of the agreement.

Leases that substantially transfer all the risks and rewards of ownership to the Group are classified as finance leases. All others leases are classified as operating leases.

Finance leases in which the Group acts as a lessee are recognized at the inception of the arrangement. At that time, the Group records an asset based on the nature of the lease and a liability for the same amount, equal to the fair value of the leased asset or the present value of the minimum lease payments, if the latter is lower. Subsequently, the minimum lease payments are apportioned between finance expenses and reduction of the lease obligation. Finance expenses are recognized immediately in the income statement and allocated over the lease term, so as to achieve a constant interest rate on the remaining balance of the liability. Leased assets are depreciated on the same terms as other similar depreciable assets, as long as there is reasonable certainty that the lessee will acquire ownership of the asset at the end of the lease. If no such certainty exists, the leased assets are depreciated over the shorter of the useful lives of the assets and their lease term.

In the case of operating leases, payments are recognized as an expense in the case of the lessee and as income in the case of the lessor, both on a straight-line basis, over the term of the lease unless another type of systematic basis of distribution is deemed more representative.

Financial instruments

f)    Financial instruments

Financial instruments are contracts that give rise to both a financial asset in one entity and a financial liability or equity instrument in another entity.

f.1) Financial assets other than derivatives

The Group classifies its non-derivative financial assets, whether permanent or temporary, excluding investments accounted for using the equity method (see Notes 3.h and 14) and non-current assets and disposal groups held for sale (see Note 3.j), into three categories.

-

Amortized cost: This category includes the financial assets that meet the following conditions (i) the business model that supports it aims to maintain the financial assets to obtain the contractual cash flows, and (ii) the contractual terms of financial assets give rise on specific dates to cash flows that are solely payments of principal and interest (SPPI criterion).

Financial assets that meet the conditions established in IFRS 9, to be valued at amortized cost in the Group are: accounts receivable, loans and cash equivalents. These assets are recorded at amortized cost, which is the initial fair value , less repayments of principal, plus uncollected accrued interest, calculated using the effective interest rate method.

The effective interest rate method is a method of calculating the amortized cost of a financial asset or a financial liability (or a group of financial assets or financial liabilities) and allocating the  finance income or financial expenses throughout the relevant period. The effective interest rate is the discount rate that exactly matches the estimated cash flows to be received or paid over the expected useful life of the financial instrument (or, when appropriate, in a shorter period of time), with the net carrying amount of the financial asset or financial liability.

-

Financial Assets Recorded at Fair Value through Other Comprehensive Income: This category includes the financial assets that the meet the following conditions: (i) they are classified in a business model, the purpose of which is to maintain the financial assets both to collect the contractual cash flows and to sell them, and (ii) the contractual conditions comply with the SPPI criterion.

These investments are recognized in the consolidated statement of financial position at fair value when it is possible to determine reliably. In the case of holding  in unlisted companies or companies with  low liquidity, it is usually not possible to determine the fair value reliably. Thefore, when this  circumstance occurs, such holdings are valued at their acquisition cost or for lower amount if there is evidence of their impairment.

Changes in fair value, net of  their tax,  effect, are recorded in the consolidated statement of comprehensive income: Other comprehensive income, until such time as  the disposal of these investments lakes place, at which time the accumulated amount in this section is fully posted in the profit or loss for the period.

In the event that the fair value is lower than the acquisition cost, if there is objective evidence that the asset has suffered an impairment that cannot be considered as temporary, the difference is recorded directly in the losses for the period.

-

Financial Assets Recorded at Fair Value through Profit or Loss: This category includes the trading portfolio of the financial assets that have been allocated as such upon their initial recognition and which are administered and assessed according to the fair value criterion, and the financial assets that do not meet the conditions to be classified in the two above categories.

They are valued at fair value in the consolidated statement of financial position and any changes in value are recorded directly in profit or loss when they occur.

f.2) Cash and cash equivalents

This item within the consolidated statement of financial position includes cash and bank balances, time deposits with original maturity of less than or equal to 90 days, and other highly liquid investments (with original maturity of less or equal to 90 days) that are readily convertible to cash and are subject to insignificant risk of changes in value.

f.3) Impairment of financial assets

Under IFRS 9, the Group applies an impairment model based on expected credit losses. The new impairment model is applied to financial assets measured amortized cost and those measured at fair value through other comprehensive income, except for investments in equity instruments.

Under IFRS 9, the allowance for impairment losses are measured based on:

-	12 months expected credit losses; or
-	Lifetime expected credit losses if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition.

The Group applies a simplified approach for trade receivables, contract assets and lease receivables so that the impairment is always recognized in reference to the lifetime expected credit losses for the asset.

f.4) Financial liabilities other than derivatives

Financial liabilities are recognized based on cash received, net of any costs incurred in the transaction. In subsequent periods, these obligations are measured at their amortized cost using the effective interest method (see Note 3.f.1).

In the particular case that a liability is the hedged item in a fair value hedge, as an exception, such liability is measured at its fair value for the portion of the hedged risk.

In order to calculate the fair value of debt, both when it is recognized in the statement of financial position and for fair value disclosure purposes as shown in Note 21, debt has been divided into fixed interest rate debt (hereinafter “fixed-rate debt”) and variable interest rate debt (hereinafter “floating-rate debt”). Fixed-rate debt is that on which fixed-interest coupons established at the beginning of the transaction are paid explicitly or implicitly over its term. Floating-rate debt is that debt issued at a variable interest rate, i.e., each coupon is established at the beginning of each period based on the reference interest rate. All debt has been measured by discounting expected future cash flows with a market interest rate curve based on the payment currency.

f.5) Derivative financial instruments and hedge accounting

Derivatives held by the Group are transactions entered into to hedge interest and/or exchange rate risk, intended to eliminate or significantly reduce these risks in the underlying transactions being hedged.

Derivatives are recognized at fair value at the end of each reporting period as follows: if their fair value is positive, they are recognized within “Other financial assets”; and if their fair value is negative, they are recognized within “Other financial liabilities”. For derivatives on commodities, the positive fair value is recognized in “Trade and other receivables”, and negative fair values are recognized in “Trade and other payables”.

Changes in fair value are recognized directly in profit or loss, except when the derivative has been designated for hedge accounting purposes as a hedge instrument (in a cash flow hedge) and all of the conditions for applying hedge accounting established by IFRS are met, including that the hedge be highly effective. In this case, changes are recognized as follows:

-

Fair value hedges: The underlying portion for which the risk is being hedged (hedged risk) and the hedge instrument are measured at fair value, and any changes in value of both items are recognized in the consolidated statement of comprehensive income by offsetting the effects in the same comprehensive income statement account.

-

Cash flow hedges: Changes in the fair value of the effective portion of the hedged item and hedge instrument are recognized in other comprehensive income and accumulated in an equity reserve known as “Reserve for cash flow hedges”. The cumulative loss or gain in this reserve is transferred to the consolidated statement of comprehensive income to the extent that the hedged item impacts the consolidated statement of comprehensive income because of the hedged risk, offsetting the effect in the same comprehensive income statement account. Gains or losses from the ineffective portion of the hedging relationship are recognized directly in the consolidated statement of comprehensive income.

Hedge accounting is discontinued only when the hedging relationship (or a part of the relationship) fails to meet the required criteria, after making any rebalancing of the hedging relationship, if applicable. If it is not possible to continue the hedging relationship, including when the hedging instrument expires, is sold, settled or exercised, any gain or loss accumulated in equity at that date remains in the equity until the projected transaction affects the statement of income. When a projected transaction is no longer expected to occur, the gain or loss accumulated in equity is immediately transferred to the income statement.

As a general rule, long-term commodity purchase or sale agreements are recognized in the consolidated statement of financial position at their fair value at the end of each reporting period, recognizing any differences in value directly in profit or loss, except for, when all of the following conditions are met:

-

The sole purpose of the agreement is for its own use, which is understood as: (i) in the case of fuel purchase agreements its used to generate electricity; (ii) in the case of electrical energy purchased for sale, its sale to the end-customers; and, (iii) in the case of electricity sales its sale to the end-customers.

-	The Group’s future projections evidence the existence of these agreements for its own use.
-

Past experience with agreements evidence that they have been utilized for its own use, except in certain isolated cases when for exceptional reasons or reasons associated with logistical issues have been used beyond the control and projection of the Group.

-	The agreement does not stipulate settlement of differences and the parties have not made it a practice to settle similar contracts with differences in the past.

The long-term commodity purchase or sale agreements maintained by the Group, which are mainly for electricity, fuel, and other supplies, meet the conditions described above. Thus, the purpose of fuel purchase agreements is to use them to generate electricity, electricity purchase contracts are used to sell to end-customers, and electricity sale contracts are used to sell its own products.

The Group also evaluates the existence of derivatives embedded in contracts or financial instruments to determine if their characteristics and risk are closely related to the principal contract, provided that when taken as a whole they are not being accounted for at fair value. If they are not closely related, they are recognized separately and changes in value are accounted for directly in the statement of comprehensive income.

f.6) Derecognition of financial assets and liabilities

Financial assets are derecognized when:

-

The contractual rights to receive cash flows from the financial asset expire or have been transferred or, if the contractual rights are retained, the Company has assumed a contractual obligation to pay these cash flows to one or more recipients.

-

The Group has substantially transferred all the risks and rewards of ownership of the financial asset, or, if it has neither transferred nor retained substantially all the risks and rewards, when it does not retain control of the financial asset.

Transactions in which the Group retains substantially all the inherent risks and rewards of ownership of the transferred asset, it continues recognizing the transferred asset in its entirety and recognizes a financial liability for the consideration received. Transactions costs are recognized in profit and loss by using the effective interest method (see Note 3.f.1).

Financial liabilities are derecognized when they are extinguished, that is, when the obligation arising from the liability has been paid or cancelled, or has expired.

f.7) Offsetting of financial assets and liabilities

The Group offsets financial assets and liabilities, and the net amount is presented in the statement of financial position only when:

-	there is a legally binding right to offset recognized amounts; and
-	the company intends to settle them on a net basis, or to simultaneously realize the asset and settle the liability.

The right of offset may only be legally enforceable in the normal course of business, or in the event of default, or in the event of insolvency or bankruptcy, of one or all of the counterparties.

f.8) Financial guarantees

The financial guarantee contracts, defined as the guarantees issued by the Company and its subsidiaries to third parties, are initially measured at their fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee.

Subsequent to initial recognition, financial guarantee contracts are recognized at the higher of:

-	The amount determined in accordance with the accounting policy in Note 3.l; and
-	The amount initially recognized less, when appropriate, cumulative amortization recognized in accordance with the revenue recognition policies described in Note 3.p.

Fair value measurement

g)    Fair value measurement

The fair value of an asset or liability is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market, namely, the market with the greatest volume and level of activity for that asset or liability. In the absence of a principal market, it is assumed that the transaction is carried out in the most advantageous market available to the entity, namely, the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability.

In estimating fair value, the Group uses valuation techniques that are appropriate for the circumstances and for which there is sufficient data to conduct the measurement, maximizes the use of relevant observable data and minimizes the use of unobservable data.

Given the hierarchy of the entry data used in the valuation techniques, assets and liabilities measured at fair value can be classified at the following levels:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices). The methods and assumptions used to determine the fair values at Level 2 by type of financial assets or financial liabilities take into consideration estimated future cash flows discounted at market rates. Future cash flows for financial assets and financial liabilities are discounted with the zero coupon interest rate curves for each currency (these valuations are carried out using external tools such as Bloomberg); and

Level 3: Inputs for assets or liabilities that are not based on observable market data (unobservable inputs).When measuring fair value, the Group takes into account the characteristics of the asset or liability, particularly:

-

For non-financial assets, fair value measurement takes into account the ability of a market participant to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use;

-

For liabilities and equity instruments, the fair value measurement assumes that the liability would not be settled and an equity instrument would not be cancelled or otherwise extinguished on the measurement date. The fair value of the liability reflects the effect of non-performance risk, namely, the risk that an entity will not fulfill the obligation, which includes, but is not limited to, the Company’s own credit risk;

-

For derivatives not traded on active markets, the fair value is determined by using the discounted cash flow method and generally accepted options valuation models, based on current and future market conditions as of the close of the financial statements. This methodology also adjusts the value based on the Company’s own credit risk (Debt Valuation Adjustment, DVA), and the counterparty risk (Credit Valuation Adjustment, CVA). These CVA and DVA adjustments are measured on the basis of the potential future exposure of the instrument (creditor or borrower position) and the risk profile of both the counterparties and the Group itself;

-

For financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risks, it is permitted to measure the fair value on a net basis. However, this must be consistent with the manner in which market participants would price the net risk exposure at the measurement date.

Financial assets and liabilities measured at fair value are presented in Note 21.

Investments accounted for using the equity method

h)    Investments accounted for using the equity method

The Group’s interests in joint ventures and associates are recognized using the equity method.

Under the equity method, an investment in an associate or joint venture is initially recognized at cost. As of the acquisition date, the investment is recognized in the statement of financial position based on the share of its equity that the Group’s interest represents in its capital, adjusted for, if appropriate, the effect of transactions with subsidiaries plus any goodwill generated in acquiring the company. If the resulting amount is negative, zero is recognized for that investment in the statement of financial position, unless the Group has a present obligation (either legal or implicit) to support the company’s negative equity position, in which case a provision is recognized.

Goodwill from the associate or joint venture is included in the carrying amount of the investment. It is not amortized but is subject to impairment testing as part of the overall investment carrying amount when there are indicators of impairment.

Dividends received from these companies are deducted from the value of the investment, and any profit or loss obtained from them to which the Group is entitled based on its interest is recognized under “Share of profit (loss) of investments accounted for using equity method”.

Appendix 3 “Associates and Joint Ventures” to these consolidated financial statements, describes the relationship of the Company with each of these companies.

Inventories

i)    Inventories

Inventories are measured at their weighted average acquisition cost or the net realizable value, whichever is lower. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

The cost of inventories includes all costs of purchase and all necessary costs incurred in bringing the inventories to their present location and condition. Trade discounts, rebates and other similar items are deducted in determining the costs of purchase.

Non-current assets and disposal groups and liabilities associated held for sale or distribution to owners and discontinued operations

j)    Non-current assets and disposal groups and liabilities associated held for sale or distribution to owners and discontinued operations

Non-current assets (including property, plant and equipment, intangible assets, investments accounted for using the equity method and joint ventures) and disposal groups (a group of assets to be disposed of and the liabilities directly associated with those assets) are classified as:

-	held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use; or
-	held for distribution to owners when the entity is committed to distribute the assets (or disposal groups) to the owners.

For this to be the case, the assets must be available for immediate sale or distribution in their present condition and the sale or distribution must be highly probable. For the sale or distribution to be highly probable, actions to complete the sale or distribution must have been initiated and should be expected to be completed within one year from the date of classification.

Actions required to complete the sale or distribution should indicate that it is unlikely that significant changes to the sale or distribution will be made or that the sale or distribution will be withdrawn. The probability of shareholders’ approval (if required in the jurisdiction) should be considered as part of the assessment of whether the sale or distribution is highly probable.

Non-current assets or disposal groups held-for-sale or held for distribution to owners are measured at the lower of their carrying amount and fair value less costs to sell or costs to distribute, as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale or held for distribution to owners.

Assets that are no longer classified as held for sale or held for distribution to owners, or are no longer part of a disposal group, are measured at the lower of their carrying amounts before being classified as held for sale or held for distribution less any depreciations, amortizations or revaluations that would have been recognized if they had not been classified as held for sale or held for distribution to owners and their recoverable amount at the date of subsequent decision where would be reclassified as non-current assets.

Non-current assets held for sale or held for distribution to owners and the components of the disposal groups classified as held for sale or held for distribution to owners are presented in the consolidated statement of financial position as a line item entitled “Non-current assets and disposal groups held for sale or distribution to owners”, and the respective liabilities are presented as a line item entitled “Liabilities associated with disposal groups held for sale or distribution to owners”.

The Group classifies as discontinued operations those component of the Group that either have been disposed of, or are classified as held for sale and:

-	represents a separate major line of business or geographical area of operations;
-	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
-	is a subsidiary acquired exclusively with a view to resale.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or groups constituting the discontinued operation are presented as a single line item in the consolidated comprehensive income statement as “Income after tax from discontinued operations”.

Treasury shares

k)    Treasury shares

Treasury shares are deducted from equity in the consolidated statement of financial position and measured at acquisition cost.

Gains and losses from the disposal of treasury shares are recognized directly in “Equity – Retained earnings”, without affecting profit or loss for the period.

Provisions

l)    Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The unwinding of the discount is recognized as a finance cost. Incremental legal cost expected to be incurred in resolving a legal claim is included in measuring of the provision.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current, best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A contingent liability does not result in the recognition of a provision. Legal costs expected to be incurred in defending a legal claim are expensed as they are incurred. Significant contingent liabilities are disclosed unless the likelihood of an outflow of resources embodying economic benefits is remote.

l.1) Provisions for post-employment benefits and similar obligations

The Company and some of the subsidiaries have pension and similar obligations with their employees. These obligations, which can be defined benefits and defined contributions, are basically formalized through pension plans, except for certain non-monetary benefits, mainly electricity supply commitments, which, due to their nature, have not been externalized and are covered by the related in-house provisions.

For defined benefit plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. Past service costs relating to changes in benefits are recognized immediately.

The defined benefit plan obligations in the statement of financial position represent the present value of the accrued obligations, adjusted, once the fair value of the different plans’ assets has been deducted, if any.

Actuarial gains and losses arising in measurement of both the plan liabilities and the plan assets are recognized directly in other comprehensive income.

Translation of foreign currency balances

m)    Translation of foreign currency balances

Transactions carried out by each entity in a currency other than its functional currency are recognized using the exchange rates prevailing as of the date of the transactions. During the period, any differences that arise between the prevailing exchange rate at the date of the transaction and the exchange rate as of the date of collection or payment are recognized as “Foreign currency exchange losses, net” in the consolidated statement of comprehensive income.

Likewise, at the end of each reporting period, receivable or payable balances denominated in a currency other than each entity’s functional currency are translated using the closing exchange rate. Any differences are recognized as “Foreign currency exchange losses, net” in the consolidated statement of comprehensive income.

The Group has established a policy to hedge the portion of revenue from its subsidiaries that is directly linked to variations in the U.S. dollar, through obtaining financing in such currency. Exchange differences related to this debt, which is regarded as the hedging instrument in cash flow hedge transactions, are recognized, net of taxes, in other comprehensive income and are accumulated in an equity reserve and reclassified to profit or loss when the hedged cash flows impact profit or loss. This term has been estimated at ten years.

Current/non-current classification

n)    Current/non-current classification

In these consolidated statements of financial position, assets and liabilities expected to be recovered or settled within twelve months are presented as current items, except for post-employment and other similar obligations. Those assets and liabilities expected to be recovered or settled in more than twelve months are presented as non-current items. Deferred income tax assets and liabilities are classified as non-current.

When the Group has any obligations that mature in less than twelve months but can be refinanced over the long term at the Group’s discretion, through unconditionally available credit agreements with long-term maturities, such obligations are classified as long-term liabilities.

Income taxes

o)    Income taxes

Income tax expense for the period is determined as the sum of current taxes from the Group’s different subsidiaries and results from applying the tax rate to the taxable income for the period, after permitted deductions have been made, plus any changes in deferred tax assets and liabilities and tax credits, both for tax losses and deductions. Differences between the carrying amount and tax basis of assets and liabilities generate deferred tax assets and liabilities, which are calculated using the tax rates expected to apply when the assets and liabilities are realized or settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized for all deductible temporary differences, tax losses and unused tax credits to the extent that it is probable that sufficient future taxable profits exist to recover the deductible temporary differences and make use of the tax credits. Such deferred tax asset is not recognized if the deductible temporary difference arises from the initial recognition of an asset or liability that:

-	Did not arise from a business combination; and
-	At initial recognition affected neither accounting profit nor taxable profit (loss).

With respect to deductible temporary differences associated with investments in subsidiaries, associates and joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

Deferred tax liabilities are recognized for all temporary differences, except those derived from the initial recognition of goodwill and those that arose from investments in subsidiaries, associates and joint ventures in which the Group can control their reversal and where it is probable that they will not be reversed in the foreseeable future.

Current tax and changes in deferred tax assets or liabilities are recognized in profit or loss or in equity, depending on where the gains or losses that triggered these tax entries have been recognized.

Any tax deductions that can be applied to current tax liabilities are credited to earnings within the line item “Income tax expenses”, except when doubts exist about their tax realization, in which case they are not recognized until they are effectively realized, or when they correspond to specific tax incentives, in which case they are recognized as government grants.

At the end of each reporting period, the Group reviews the deferred taxes assets and liabilities recognized, and makes, if any, necessary corrections based on the results of its review.

Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position if has a legally enforceable right to set off current taxes receivable against current tax liabilities, and only when the deferred taxes relate to income taxes levied by the same taxation authority.

Revenue and expense recognition

p)    Revenue and expense recognition

Revenue is recognized when (or as) the control over a good or service is transferred to the customer. Revenue is measured based on the consideration to which it is expected to be entitled for said transfer of  control, excluding the amounts collected on behalf of third parties.

The Group analyzes and takes into consideration all relevant facts and circumstances for revenue recognition, applying the, five step of the model established by IFRS 15: 1) Identifying the contract with a customer; 2) Identifying the performance obligations; 3) Determining the transaction price; 4) Allocating the transaction price; and 5) Recognizing revenue.

The following are the criteria for revenue recognition by type of good or service provided by the Group:

•

Electricity supply (sale and transportation): Corresponds to a single performance obligation that transfers to the customer a number of different goods/services that are substantially the same and that have the same transfer pattern. Since the customer receives and simultaneously consumes the benefits provided by the Company, it is considered a performance obligation satisfied  over time. In these cases, Enel Chile applies an output method to recognize revenue in the amount to which it is entitled to bill for electricity supplied to date.

Revenue is recorded according to the physical deliveries of energy and power, at the prices established in the respective contracts; at the prices stipulated in the electricity market by the current regulations; or at the marginal cost of energy and power, depending on whether free customers, regulated customers or energy trading in the spot market, are involved, respectively.

These revenues include an estimate of the service provided and not billed, intil the closing date  of the financial statements (see Note 2.3 , Note 26  and Appendix 5.2).

•	Sale and Transportation of Gas: Revenue is recognized over time, based on the actual physical deliveries of gas in the period of consumption, at the prices established in the respective contracts.
•

Other services: mainly the provision of supplementary services to the electricity business, construction of works and engineering and consulting services. Customers control committed assets as they are created or improved. Therefore, the Company recognizes this revenue over time based on the progress, measuring progress through output methods (performance completed to date, milestones reached, etc.), or costs incurred (resources consumed, hours of labor spent, etc.), as appropriate in each case.

In contracts in which multiple committed goods and services are identified, the recognition criteria will be applied to each separably identifiable performance obligation of the transaction, based on the control transfer pattern of each such separable good or service  and an independent selling price allocated to each of them, or to two or more transactions jointly, when these are linked to contracts with customers that are negotiated with a single commercial purpose and  the goods and services committed represent a single performance obligation and their selling prices are not independent.

Enel Generación Chile, determines the existence of significant financing components in its contracts, adjusting the value of the consideration if applicable, to reflect the effects of the time value of money. However, the Group applies the practical expedient provided by IFRS 15, and will not adjust the value of the consideration committed for the purpose of  a significant financing component since  the Company expects, at the beginning of the contract, that the period between the payment and the transfer of goods or service to the customer is one year or less.

The Group excludes the gross revenue of economic benefits received when acting as an agent or broker on behalf of third parties from the revenue figure. The Group only records as revenue the payment or commission to which it expects to entitled.

Given that the Company mainly recognizes revenue for the amount to which it has the right to invoice, it has decided to apply the practical disclosure solution provided in IFRS 15, through which it is not required to disclose the aggregate amount of the transaction price allocated to the obligations of performance not met (or partially not met) at the end of the reporting period.

In addition, the Group evaluates the existence of incremental costs of obtaining a contract and costs directly related to the fulfillment of a contract. These costs are recognized as an asset, if their recovery is expected, and amortized in a manner consistent with the transfer of the related goods or services. The incremental costs of obtaining a contract are recognized as an expense, if the amortization period of such  would have been  recognized is one year or less. Costs that do not qualify for capitalization are recognized as expenses at the time they are incurred, unless they are explicitly attributable to the customer.

Interest revenue (expenses) is (are) recorded considering the effective interest, rate applicable to the remaining unpaid principal during the corresponding accrual period.

Earnings per share

q)    Earnings per share

Basic earnings per share are calculated by dividing net profit attributable to shareholders of the Parent (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the period, excluding the average number of shares of the Parent held by the Group.

Total basic earnings per share are calculated as the ratio of the net profit for the year after tax from continuing and discontinued operations, less the corresponding portion attributable to non-controlling interests, and the weighted average number of common shares of the parent company outstanding during the period, excluding the average number of shares of the parent held by the Group.

Dividends

r)    Dividends

Article No. 79 of the Chilean Corporations Act Law No.18,046 establishes that, unless unanimously agreed otherwise by the shareholders of all issued shares, listed corporations must distribute a cash dividend to shareholders on an annual basis, pro rata to the shares owned or the proportion established in the company’s by-laws if there are preferred shares, of at least 30% of profit for each year, except when accumulated deficit from prior years must be absorbed.

As it is practically impossible to achieve a unanimous agreement given the Group’s highly fragmented share capital, at the end of each reporting period the amount of the minimum statutory dividend obligation to its shareholders is determined, net of dividends approved during the period, and then accounted for in “Trade and other payables” and “Accounts payable to related parties”, as appropriate, and recognized in Equity.

The provisional and final dividends are deducted from Equity when approved by the competent body, which in the first case is normally the Board of Directors and in the second case is the shareholders as agreed at an Ordinary Shareholders’ Meeting.

Statement of cash flows

s)    Statement of cash flows

The statement of cash flows reflects changes in cash and cash equivalents that took place during the period, determined with the direct method. It uses the following expressions and corresponding meanings:

-	Cash flows: inflows and outflows of cash or cash equivalents, which are defined as highly liquid investments maturing in less than three months with a low risk of changes in value.
-	Operating activities: the principal revenue-producing activities of the Group and other activities that cannot be considered investing or financing activities.
-	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.

Financing activities: activities that result in changes in the size and composition of the total equity and borrowings of the Group.